Condensed Financial Information of DHT Holdings, Inc. (parent company only), Condensed Income Statement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Condensed Income Statement [abstract]
Revenues	$ 560,556	$ 454,146	$ 295,853
General and administrative expense	(17,448)	(16,889)	(16,565)
Operating income	193,110	74,204	202
Interest income	4,485	1,076	6
Other financial (expense)/income	(1,984)	(2,826)	645
Profit/(loss) for the year	161,397	61,979	(11,507)
Parent Company [Member]
Condensed Income Statement [abstract]
Revenues	0	0	980
Impairment charge	(699)	(1,234)	(35,149)
Dividend income	119,514	77,820	70,746
General and administrative expense	(17,651)	(17,704)	(17,742)
Operating income	101,164	58,881	18,835
Interest income	9,114	18,823	17,233
Other financial (expense)/income	(72)	(141)	26
Profit/(loss) for the year	$ 110,206	$ 77,563	$ 36,095